SEGMENT INFORMATION - Reconciliation of Adjusted EBITDA to Operating Income (Details) - USD ($) $ in Thousands	3 Months Ended									12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016
Operating Income (Loss) from Continuing Operations Before Income Taxes [Abstract]
Operating income	$ 313,038	$ 217,055	$ 120,575	$ 253,268	$ 250,110	$ 218,346	$ 144,266	$ 45,937	$ 54,260	$ 841,008	$ 462,809
Share-based compensation expense	21,623				7,848					57,430	14,368
Restructuring and other expense	3,587				76,929					152,401	240,395
Depreciation and amortization (including impairments)	642,705				608,724					2,930,571	1,700,306
Adjusted EBITDA	980,953				943,611					3,981,410	2,417,878
Cablevision Systems Corp.
Operating Income (Loss) from Continuing Operations Before Income Taxes [Abstract]
Operating income	170,693				122,044					320,686	78,008
Share-based compensation expense	16,172				5,082					42,060	9,164
Restructuring and other expense	3,083				58,647					112,384	212,150
Depreciation and amortization (including impairments)	485,364				443,176					2,251,710	963,665
Adjusted EBITDA	675,312				628,949					2,726,840	1,262,987
Cequel Corp.
Operating Income (Loss) from Continuing Operations Before Income Taxes [Abstract]
Operating income	142,345				128,066					520,322	384,801
Share-based compensation expense	5,451				2,766					15,370	5,204
Restructuring and other expense	504				18,282					40,017	28,245
Depreciation and amortization (including impairments)	157,341				165,548					678,861	736,641
Adjusted EBITDA	$ 305,641				$ 314,662					$ 1,254,570	$ 1,154,891